Investments in Companies Accounted for at Equity - Schedule of Changes in the Carrying Amount of the Company’s Investment in TSG (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Carrying Amount of the Company’s Investment in TSG [Line Items]
Balance	$ 39,196
Adjustments arising from translating financial statements from functional currency to presentation currency		$ (71)
Balance	48,908	39,196
TSG [Member]
Schedule of Changes in the Carrying Amount of the Company’s Investment in TSG [Line Items]
Balance	20,453	18,998	$ 19,459
Company’s share of profit	1,557	701	686
Company’s share of other comprehensive income (loss)	101	(1,964)	(575)
Capital gain realized from issuance of shares and options	9,220
Dividend	(577)
Capital gain realized from issuance of shares		4,141
Capital note conversion		(1,352)
Adjustments arising from translating financial statements from functional currency to presentation currency	3,128		(572)
Balance	33,882	20,453	$ 18,998
Other Investment [Member]
Schedule of Changes in the Carrying Amount of the Company’s Investment in TSG [Line Items]
Balance	17,185
Company’s share of profit	2,443	1,617
Dividend	(5,363)
Adjustments arising from translating financial statements from functional currency to presentation currency	(574)	245
Balance	$ 13,691	17,185
Acquisition		$ 15,323